Warrant Liabilities - Narrative (Details)					3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 27, 2026 USD ($) $ / shares shares	Mar. 30, 2026 USD ($) shares	Mar. 26, 2026 USD ($) $ / shares shares	Apr. 30, 2023 shares	Sep. 30, 2026 USD ($)	Sep. 30, 2026 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 25, 2026 $ / shares shares	Dec. 31, 2025 USD ($) shares	May 23, 2023 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Class of Warrant or Right [Line Items]
Conversion of warrant liabilities to equity | $						$ 2,769,000
Class of warrant or right, outstanding (in shares)		517,527	677,934
Total warrant liabilities | $					$ 0	0			$ 1,874,000
Exercise of Warrants
Class of Warrant or Right [Line Items]
Issuance of shares in conversion | $					0	0
RBC Term Loan
Class of Warrant or Right [Line Items]
Debt instrument, face amount | $										$ 25,000,000
Warrant Exchange, Component One | Xanadu Class A Multiple Voting Shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares								$ 0.02
Class of warrant or right, number of securities called by warrants or rights (in shares)								383,645
Warrant Exchange, Component Two | Xanadu Class A Multiple Voting Shares
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share) | $ / shares								$ 0.15
Class of warrant or right, number of securities called by warrants or rights (in shares)								136,329
SFTrust Warrants
Class of Warrant or Right [Line Items]
Conversion of warrant liabilities to equity | $		$ 1,397,000
Class of warrant or right, outstanding (in shares)			519,974					46,082	46,082		34,000
Exercise price (in dollars per share) | (per share)							$ 1.69				$ 0.29
Warrants and rights outstanding, term							12 years				10 years
Class of warrant or right, number of securities called by warrants or rights (in shares)		517,527					24,164
Class of warrants or rights, voting equity interest acquired, percentage							0.10%
Class of warrant or right, redemption, term loan draw trigger | $							$ 5,000,000
Class of warrants and rights, vested in period (in shares)							12,082
Class of warrants and rights, expired in period (in shares)				12,082
Class of warrant or right, number of warrants surrendered to cover exercise price (in shares)		2,447
MVS Warrants (previously SFTrust Warrants)
Class of Warrant or Right [Line Items]
Total warrant liabilities | $					0	0			$ 915,000
RBC Warrants
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)								13,999	13,999
Exercise price (in dollars per share) | $ / shares										$ 12.94
Warrants and rights outstanding, term										12 years
Class of warrant or right, number of securities called by warrants or rights (in shares)										13,999
SVS Warrants (previously RBC Warrants)
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares)			157,960
Exercise price (in dollars per share) | $ / shares	$ 1.15		$ 1.15					$ 1.15
Class of warrant or right, number of securities called by warrants or rights (in shares)	140,289
Class of warrant or right, number of warrants surrendered to cover exercise price (in shares)	17,671
Total warrant liabilities | $					0	0			$ 959,000
SVS Warrants (previously RBC Warrants) | Exercise of Warrants
Class of Warrant or Right [Line Items]
Issuance of shares in conversion | $	$ 1,441
Additional paid-in capital
Class of Warrant or Right [Line Items]
Conversion of warrant liabilities to equity | $			$ 2,769,000			2,769,000
Additional paid-in capital | Exercise of Warrants
Class of Warrant or Right [Line Items]
Issuance of shares in conversion | $					$ (1,441,000)	$ (2,838,000)
Warrant Liability
Class of Warrant or Right [Line Items]
Fair value adjustment of warrants | $			$ 895,000